Goodwill And Acquired Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Oct. 30, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	$ 0	$ 0	$ 0
Intangible asset impairment losses	0	0	0
Goodwill impairment	0	0	0
Goodwill	35,467,000	35,474,000
FCI and Centronix
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period				66,300,000
BusinessAcquisitionOne
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period					$ 156,000